United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2001

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total: 223,403(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109  $5,875      239800SH           SOLE               239800
APARTMENT INVT. + MGMT CO                  C   03748R101  $9,708      214500SH           SOLE               214500
ARCHSTONE CMNTYS TR                        C   039581103  $2,286       87600SH           SOLE               87600
AVALONBAY CMNTYS INC                       C   053484101 $11,006      230500SH           SOLE               230500
BRE PPTYS INC                              C   05564E106  $6,724      224500SH           SOLE               224500
BOSTON PPTYS INC                           C   101121101 $10,939      286900SH           SOLE               286900
BRANDYWINE RLTY TR                         C   105368203  $3,842      180100SH           SOLE               180100
CAMDEN PPTY TR                             C   133131102 $10,770      290300SH           SOLE               290300
CATELLUS DEV CORP                          C   149111106  $3,517      201200SH           SOLE               201200
CHELSEA PPTY GROUP INC                     C   163421100  $3,431       75500SH           SOLE               75500
DUKE RLTY CORP                             C   264411505 $10,760      454200SH           SOLE               454200
EQUITY OFFICE PPTYS TR                     C   294741103 $27,039      844954SH           SOLE               844954
EQUITY RESIDENTIAL PPTYS TR                C    29476L10 $15,523      265800SH           SOLE               265800
ESSEX PROPERTY TRUST                       C   297178105  $3,373       68700SH           SOLE               68700
FEDERAL RLTY INVT TR                       C    31374720  $1,489       67700SH           SOLE               67700
HARRAHS ENTMT INC                          C   413619107  $1,640       60700SH           SOLE               60700
KILROY RLTY CORP                           C    49427F10  $4,304      172500SH           SOLE               172500
KIMCO RLTY CORP                            C    49446R10  $3,534       72800SH           SOLE               72800
LASALLE HOTEL PPTYS                        C   517942108   $676        73200SH           SOLE               73200
MACK CA RLTY CORP                          C   554489104  $2,920       94200SH           SOLE               94200
MARRIOTT INTL INC NEW                      C   571903202  $3,340      100000SH           SOLE               100000
MERISTAR HOSPITALITY CORP                  C    58984Y10    $4           400SH           SOLE               400
MILLS CORP                                 C   601148109  $3,006      140600SH           SOLE               140600
PS BUSINESS PKS INC CA                     C    69360J10  $3,479      125600SH           SOLE               125600
PAN PAC RETAIL PPTYS INC                   C    69806L10  $2,480       94100SH           SOLE               94100
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J   $119       118928SH           SOLE               118928
PROLOGIS TR                                C   743410102  $9,008      426900SH           SOLE               426900
PUBLIC STORAGE INC                         C    74460D10 $11,580      346700SH           SOLE               346700
RECKSON ASSOCS RLTY CORP                   C    75621K10  $7,359      304700SH           SOLE               304700
REGENCY CTRS CORP                          C   758849103  $1,640       63700SH           SOLE               63700
ROUSE CO                                   C   779273101  $4,061      168000SH           SOLE               168000
SL GREEN RLTY CORP                         C    78440X10  $5,358      170000SH           SOLE               170000
SIMON PPTY GROUP INC NEW                   C   828806109  $6,528      242600SH           SOLE               242600
STARWOOD HOTELS + RESORTS                  C    85590A20  $6,212      282350SH           SOLE               282350
STORAGE USA INC                            C   861907103  $2,491       62900SH           SOLE               62900
SUMMIT PPTYS INC                           C   866239106  $2,286       87100SH           SOLE               87100
TAUBMAN CENTERS INC                        C   876664103  $1,234       98700SH           SOLE               98700
UNITED DOMINION RLTY TR INC                C   910197102  $2,316      162200SH           SOLE               162200
VORNADO RLTY TR                            C   929042109$11,545       290800SH           SOLE               290800













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